Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities	6 Months Ended
Jun. 30, 2024
WiMi Hologram Cloud Limited(“WiMi HK”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	WiMi Hologram Cloud Limited(“WiMi HK”)
Background	● A Hong Kong company ● Incorporated on September 4, 2018 ● Primarily engages in the sales of semiconductor products and related accessories
Ownership	100% owned by WiMi Cayman
Beijing Hologram WiMi Cloud Network Technology Co., Ltd.(“WiMi WFOE”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing Hologram WiMi Cloud Network Technology Co., Ltd.(“WiMi WFOE”)
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● A holding company
Ownership	100% owned by WiMi HK
Beijing WiMi Cloud Software Co., Ltd.(“Beijing WiMi”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing WiMi Cloud Software Co., Ltd.(“Beijing WiMi”)
Background	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Primarily engages in Hologram advertising services
Ownership	VIE of WiMi WFOE
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)
Background	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Primarily engages in ARservices
Ownership	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)
Background	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)
Background	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)
Background	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)
Background	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)
Background	● A PRC limited liability company ● Incorporated on June 9, 2021 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)
Background	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)
Background	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Skystar Development Co., Ltd (“Skystar”)
Background	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty
Viru Technology Limited (“Viru”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Viru Technology Limited (“Viru”)
Background	● A Hong Kong company ● Incorporated on April 15, 2021 ● Primarily engages in AR services
Ownership	55% owned by Wimi HK
Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)
Background	● A PRC limited liability company ● Incorporated on August 26, 2022 ● Primarily engages in AR services and no material operation as of December 31, 2023
Ownership	100% owned by Viru
VIDA Semicon Co., Limited (“VIDA”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIDA Semicon Co., Limited (“VIDA”)
Background	● A Hong Kong company ● Incorporated on August 21, 2020 ● Primarily engages in the sales of semiconductor products and related accessories
Ownership	53% owned by WiMi HK
Weeto Investment PTE. Ltd (“Weeto”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Weeto Investment PTE. Ltd (“Weeto”)
Background	● A Singapore limited liability company ● Incorporated on April 28, 2022 ● Primarily engages in AR services. No material operations as of December 31, 2023
Ownership	100% owned by Wimi Cayman
Lixin Technology Co., Ltd. (“Lixin Technology”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Lixin Technology Co., Ltd. (“Lixin Technology”)
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on August 4, 2020 ● Primarily engages in research, development and sale of computer chip and intelligent chip products
Ownership	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)
Background	● A PRC limited liability company ● Incorporated on October 10, 2020 ● Plan to support the daily operations of Lixin Technology
Ownership	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on March 4, 2021 ● A holding company
Ownership	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)
Background	● A PRC limited liability company ● Incorporated on May 21, 2021 ● Plan to engage AR services
Ownership	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)
Background	● A PRC limited liability company ● Incorporated on May 26, 2021 ● Plan to engage AR services
Ownership	100% owned by Shenzhen Hedao Dissolved on June 2, 2023
MicroAlgo Inc. (“MicroAlgo”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	MicroAlgo Inc. (“MicroAlgo”)
Background	● A Cayman company ● Incorporated on May 14, 2018 ● A holding company
Ownership	52% owned by Wimi Cayman
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.
Background	● A Cayman company ● Incorporated on September 24, 2020 ● Primarily engages in the development of central processing algorithm and cloud computing services
Ownership	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Fe-da Electronics Company Private Limited (“Fe-da Electronics”)
Background	● A Singapore company ● Incorporated on January 9, 2009 ● Primarily engages in customization of central processing units
Ownership	100% owned by VIYI Acquired in September 2020 Disposed in April 2023
Wisdom Lab Inc. (“Wisdom Lab”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Wisdom Lab Inc. (“Wisdom Lab”)
Background	● A Cayman Islands company ● Incorporated on May 6, 2021 ● Engages in software solution for intelligent chips
Ownership	100% owned by Fe-Da Electronics Disposed in April 2023
Excel Crest Limited (“Excel Crest”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Excel Crest Limited (“Excel Crest”)
Background	● A Hong Kong company ● Incorporated on September 10, 2020 ● Support the daily operations of Fe-da Electronics in Hong Kong
Ownership	100% owned by Fe-da Electronics Disposed in April 2023
VIYI Technology Ltd. (“VIYI Ltd”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIYI Technology Ltd. (“VIYI Ltd”)
Background	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● A holding company
Ownership	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Background	● A PRC limited liability company ● Incorporated on November 30, 2020 ● Engages in providing software support services
Ownership	58% owned by Shenzhen Weiyixin
Weidong Technology Co., Ltd. (“Weidong”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Weidong Technology Co., Ltd. (“Weidong”)
Background	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Background	● A PRC limited liability company ● Incorporated on March 18, 2019 ● Engages in R&D and application of intelligent visual algorithm technology
Ownership	99% owned by Weidong, 1% owned by SZ Weidong
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)
Background	● A PRC limited liability company ● Incorporated on October 30, 2020 ● Primarily engages in AR services
Ownership	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021
Korgas 233 Technology Co., Ltd. (“Korgas 233”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Korgas 233 Technology Co., Ltd. (“Korgas 233”)
Background	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Primarily engages in central processing algorithm in mobile games industry
Ownership	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021; Dissolved in October 2023;
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)
Background	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Primarily engages in AR services
Ownership	Disposed in May 2024
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)
Background	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Primarily engages in mobile games development
Ownership	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)
Background	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Primarily engages in AR services
Ownership	100% owned by Shenzhen Yitian
CDDI Capital Ltd (“CDDI”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	CDDI Capital Ltd (“CDDI”)
Background	● A British Virgin Islands Company ● Incorporated on June 5, 2023
Ownership	100% owned by VIYI Technology Limited
VIWO AI Technology Inc. (“VIWO Cayman”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIWO AI Technology Inc. (“VIWO Cayman”)
Background	● Incorporated on June 5, 2023, under the laws of the Cayman Islands ● A holding company
Ownership	55% owned by CDDI Capital Ltd
Viwo Technology Limited. (“Viwo Tech”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Background	● A Hong Kong company ● Incorporated on April 15, 2021 ● Engages in intelligent chips design
Ownership	100% owned by VIWO Cayman
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)
Background	● A PRC limited liability company ● Incorporated on July 19, 2021 ● No operations as of December 31, 2022
Ownership	100% owned by Viwo Tech
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Background	● A PRC limited liability company ● Incorporated on June 22, 2021 ● Engages in E-commerce services and application of intelligent visual algorithm technology
Ownership	100% owned by Beijing Viwotong
Beijing Younike Information Technology Co., Ltd. (“Younike”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing Younike Information Technology Co., Ltd. (“Younike”)
Background	● A PRC limited liability company ● Incorporated on July 22, 2022 ● Engages in central processing algorithm in advertising industry
Ownership	100% owned by Beijing Viwotong
Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)
Background	● A PRC limited liability company ● Incorporated on March 27, 2023 ● Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by Weidong
VIWO Technology (HK) Limited (VIWO HK) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIWO Technology (HK) Limited (VIWO HK)
Background	● A Hong Kong company ● Incorporated on December 20,2023 ● A holding company
Ownership	100% owned by VIWO Cayman
Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”)
Background	● A PRC limited liability company ● Incorporated on January 24, 2024 ● Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by VIWO HK
Beijing Weiyunshikong Technology Co., Ltd. (“Beijing Weiyunshikong”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing Weiyunshikong Technology Co., Ltd. (“Beijing Weiyunshikong”)
Background	● A PRC limited liability company ● Incorporated on March 7, 2024 ● Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by Beijing Viwotong
Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)
Background	● A Limited Partnership ● Incorporated on June 20, 2024 ● No operations as of June 30, 2024
Ownership	50% owned by Shenzhen Weiyixin; 50% owned by WiMi WFOE